Taxes (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 485,016	$ 530,269
Income taxes payable	205,477	324,048
Other taxes payable	11,380	11,478
Total	$ 701,873	$ 865,795